Note 1 - Description of the Business	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
Note
1
- Description of the Business

The Descartes Systems Group Inc. (“Descartes,” “Company,” “our” or “we”) is a global provider of global logistics technology solutions that help our customers make and receive shipments and manage related resources. Our network-based solutions, which primarily consist of services and software, connect people to their trading partners and enable business document exchange (bookings, bills of lading, status messages); regulatory compliance and customs filing; route and resource planning, execution and monitoring; access and leverage global trade and restricted party data; inventory and asset visibility; rate and transportation management; and warehouse operations. Our pricing model provides our customers with flexibility in purchasing our solutions either on a subscription, transactional or a perpetual license basis. Our primary focus is on serving transportation providers (air, ocean and truck modes), logistics service providers (including third
-party logistics providers, freight forwarders and customs brokers) and distribution-intensive companies where delivery is either a key or a defining part of their own product or service offering, or where there is an opportunity to reduce costs and improve service levels by optimizing the use of their assets.